Investments (Schedule Of Contractual Maturities Of Fixed Maturity Securities Available-For-Sale) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Due in one year or less, Amortized cost	$ 632.7	$ 591.0
Due after one year through five years, Amortized cost	2,534.6	2,563.9
Due after five years through ten years, Amortized Cost	2,173.9	1,926.3
Due after ten years, Amortized Cost	868.7	941.8
Total fixed maturity securities-available-for-sale, Amortized Cost	6,209.9	6,023.0
Due in one year or less, Fair Value	645.0	600.9
Due after one year through five years, Fair Value	2,693.6	2,735.0
Due after five years through ten years, Fair Value	2,392.5	2,078.5
Due after ten years, Fair Value	1,038.4	1,004.7
Total fixed maturity securities-available-for-sale, Fair value	$ 6,769.5	$ 6,419.1